Parent Company Only Condensed Financial Information (Condensed Statements Of Operations) (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2016	Dec. 31, 2015
Interest income		$ 14,409,000	$ 12,405,000
Other income		169,000	412,000
Interest expense		3,096,000	2,608,000
Loss before income tax and undistributed subsidiary income		2,437,000	1,284,000
Tax effect	$ 0	810,000	(3,193,000)
Net income		1,627,000	4,477,000
Comprehensive income		1,638,000	4,417,000
Parent Company [Member]
Interest income		2,000	1,000
Other income		131,000	291,000
Interest expense		185,000	164,000
Other expense		646,000	548,000
Loss before income tax and undistributed subsidiary income		(698,000)	(420,000)
Tax effect		236,000	1,798,000
Gain (loss) after income tax and undistributed subsidiary income		(462,000)	1,378,000
Equity in undistributed subsidiary income		2,089,000	3,099,000
Net income		1,627,000	4,477,000
Comprehensive income		$ 1,638,000	$ 4,417,000